GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Goodwill
	December 31,
	2015	2014

Goodwill *)	$105,647	$105,647
Accumulated impairment losses **)	(62,179)	(41,777)

	$43,468	$63,870

*)	The carrying amount of the goodwill is associated with the Mobility Division.

**)	During the year ended December 31, 2015, the Company recorded an impairment loss of $ 20,402 (see also note 1b).